Note 7 - Future Minimum Lease Payments Required under the Capital Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
2016		$ 51
2017		33
2018		21
Total minimum lease payments		105
Less amounts representing interest		(15)
Capital lease obligations, net of interest		90
Less current maturities of capital lease obligations		(24)
Capital leases	$ 40	$ 66	$ 23